Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 38.1%	Principal Amount	Value
Aerospace & defense - 1.7%
Raytheon Technologies Corp., 4.13%, 11/16/28	$5,280,000	$6,125,391
The Boeing Co.,
2.80%, 03/01/27	315,000	328,702
5.04%, 05/01/27	2,830,000	3,271,191
Agriculture - 0.7%
BAT Capital Corp., 4.91%, 04/02/30	3,260,000	3,791,421
Airlines - 2.5%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,049,606	1,140,013
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	5,563,066	6,177,052
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,191,291	1,279,861
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	1,621,855	1,631,694
JetBlue, Pass Through Trust,
Series 2019-1, Class AA,, 2.75%, 11/15/33	1,446,115	1,483,938
Series 2020-1, Class A, 4.00%, 05/15/34	1,339,685	1,483,086
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	269,174	282,976
Series 2016-2, Class AA, 2.88%, 04/07/30	167,072	172,160
Series 2018-1, Class AA, 3.50%, 09/01/31	406,392	425,367
Auto manufacturers - 4.7%
American Honda Finance Corp., 1.20%, 07/08/25	800,000	809,370
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	235,000	236,095
General Motors Financial Co., Inc.,
1.25%, 01/08/26	4,815,000	4,812,220
1.70%, 08/18/23	815,000	831,593
2.75%, 06/20/25	6,830,000	7,220,242
5.10%, 01/17/24	2,255,000	2,481,099
Hyundai Capital America,
144A, 0.80%, 01/08/24	4,990,000	4,969,699
144A, 1.25%, 09/18/23	1,385,000	1,397,209
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,750,000	4,266,977
Banks - 9.6%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	7,095,000	7,311,089
3.50%, 04/19/26	1,465,000	1,617,823
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	905,000	996,317
(Fixed until 07/23/28, then 3 Month LIBOR USD + 1.31%), 4.27%, 07/23/29	3,620,000	4,181,274
Barclays PLC, (Fixed until 12/10/23, then 1 Year CMT Rate + 0.80%), 1.01%, 12/10/24	3,015,000	3,026,725
Citigroup, Inc.,
(Fixed until 06/03/30, then SOFR + 2.11%), 2.57%, 06/03/31	760,000	787,048
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	2,260,000	2,361,868
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	2,690,000	3,160,684
Fifth Third Bancorp, 2.55%, 05/05/27	3,445,000	3,672,759
HSBC Holdings PLC, 4.95%, 03/31/30	2,770,000	3,369,922
JPMorgan Chase & Co.,
(Fixed until 12/05/28, then 3 Month LIBOR USD + 1.33%), 4.45%, 12/05/29	2,000,000	2,351,119
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	4,745,000	5,675,122
Mitsubishi UFJ Financial Group, Inc.
(Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	2,200,000	2,209,706
(Fixed until 07/19/24, then 1 Year CMT Rate + 0.55%), 0.95%, 07/19/25	2,800,000	2,816,739
(Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	2,800,000	2,832,156
Wells Fargo & Co. (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	7,095,000	8,456,913
Capital markets - 2.9%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	3,100,000	3,267,781
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,750,000	3,093,159
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	5,465,000	5,708,782
3.50%, 04/01/25	1,215,000	1,319,129
UBS Group AG (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	3,015,000	3,005,418
Containers & packaging - 0.7%
Sonoco Products Co., 3.13%, 05/01/30	3,750,000	4,067,179
Diversified financial services - 0.2%
GE Capital International Funding Co., 4.42%, 11/15/35	1,205,000	1,478,501
Diversified telecommunication services - 1.2%
AT&T, Inc.,
144A, 2.55%, 12/01/33	1,516,000	1,529,392
4.30%, 02/15/30	2,820,000	3,287,367
Verizon Communications, Inc.,
2.10%, 03/22/28	455,000	467,807
2.55%, 03/21/31	1,260,000	1,310,031
4.02%, 12/03/29	405,000	468,804
Electric - 3.3%
Appalachian Power Co., 2.70%, 04/01/31	3,590,000	3,793,155
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	543,333
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	2,041,568
5.65%, 04/01/40	3,485,000	4,983,081
Duke Energy Progress LLC, 3.70%, 09/01/28	1,125,000	1,278,844
Entergy Arkansas LLC, 3.35%, 06/15/52	2,110,000	2,351,744
Entergy Louisiana LLC, 2.35%, 06/15/32	2,415,000	2,497,739
Oncor Electric Delivery Co., LLC, 2.95%, 04/01/25	485,000	519,571
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	870,000	991,717
Electric utilities - 3.1%
American Electric Power Co., Inc., 0.75%, 11/01/23	3,830,000	3,832,867
Duke Energy Corp., 0.90%, 09/15/25	3,345,000	3,331,093
IPALCO Enterprises, Inc., 4.25%, 05/01/30	3,635,000	4,138,414
Pacific Gas and Electric Co., 1.75%, 06/16/22	3,570,000	3,565,100
Southern California Edison Co., 1.20%, 02/01/26	2,845,000	2,858,677
Equity real estate investment trusts (REITs) - 1.2%
Agree LP, 2.00%, 06/15/28	3,460,000	3,485,553
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	140,000	173,097
Ventas Realty LP, 4.75%, 11/15/30	2,675,000	3,236,554
Industrial conglomerates - 0.2%
General Electric Co., 4.25%, 05/01/40	895,000	1,068,128
Insurance - 0.7%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	1,150,000	1,167,397
Northwestern Mutual Global Funding, 144A, 0.80%, 01/14/26	2,625,000	2,602,629
Multi-utilities - 1.3%
CenterPoint Energy, Inc.,
(SOFR + 0.65%), 0.68%, 05/13/24	1,390,000	1,391,691
2.50%, 09/01/24	2,685,000	2,812,774
Dominion Energy, Inc.,
(3 Month LIBOR USD + 0.53%), 0.65%, 09/15/23	1,435,000	1,435,797
3.38%, 04/01/30	1,550,000	1,719,219
Oil, gas & consumable fuels - 1.9%
Chevron Corp., 1.55%, 05/11/25	1,420,000	1,460,113
Kinder Morgan, Inc., 4.30%, 06/01/25	2,505,000	2,787,539
Phillips 66, 3.85%, 04/09/25	1,330,000	1,463,280
Suncor Energy, Inc., 3.10%, 05/15/25	1,270,000	1,361,288
TransCanada PipeLines Ltd., 4.10%, 04/15/30	3,295,000	3,816,391
Telecommunications - 0.6%
T-Mobile USA, Inc., 3.50%, 04/15/25	3,100,000	3,366,538
Tobacco - 0.5%
Reynolds American, Inc., 4.45%, 06/12/25	2,770,000	3,078,728
Transportation - 1.1%
CSX Transportation, Inc., 6.25%, 01/15/23	172,676	185,746
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,474,608	5,484,844
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	77,723	79,455
Series 2005, 5.08%, 01/02/29	284,368	318,775
Series 2006, 5.87%, 07/02/30	280,435	326,670
Total corporate bonds (cost $211,420,330)		217,997,079

MORTGAGE AND ASSET-BACKED SECURITIES - 16.3%
Asset-backed securities - 5.7%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.41%, 10/15/25	4,270,000	4,290,813
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	3,145,000	3,187,296
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.44%, 03/16/26	1,985,000	1,995,988
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.45%, 04/15/25	3,105,000	3,117,428
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.42%, 08/15/25	3,770,000	3,788,379
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	5,830,000	5,846,186
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	6,265,000	6,304,469
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,895,000	3,910,864
Commercial mortgage-backed securities - 6.2%
BANK,
Series 2018-BN10, Class A1, 2.62%, 02/17/61	560,873	568,674
Series 2020-BNK30, Class A2, 1.36%, 12/17/53	1,170,000	1,173,498
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	780,000	796,179
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,714,591
Series 2021-B23, Class A2, 1.62%, 02/15/54	2,160,000	2,191,653
Series 2021-B24, Class A2, 1.95%, 03/17/54	1,935,000	2,002,278
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	2,052,077
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	540,997	563,341
Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,492,735	1,563,835
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	240,114	247,510
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	374,017	385,273
Series 2014-LC17, Class A4, 3.65%, 10/11/47	3,042,678	3,209,030
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	2,100,000	2,280,198
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,200,000	1,289,976
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,385,000	4,506,302
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	545,126	548,104
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	136,747	140,578
Series 2014-GC22, Class A5, 3.86%, 06/10/47	355,000	383,039
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4, 3.48%, 06/16/45	619,474	626,085
Series 2014-C20, Class ASB, 3.46%, 07/17/47	796,917	830,714
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	1,385,000	1,456,748
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	473,987
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	579,277	609,021
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	1,100,000	1,155,195
Series 2020-C56, Class A2, 2.50%, 06/17/53	3,409,000	3,548,010
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/16/47	426,173	449,544
Federal agency mortgage-backed obligations - 4.4%
Fannie Mae Pool,
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,890,198
Series 1671, Class AM, 2.10%, 12/01/27	710,894	742,818
Series 4126, Class MA, 2.00%, 09/01/30	15,538,123	16,135,060
Series 4148, Class MA, 2.00%, 10/01/30	886,477	920,533
Series 5796, Class AN, 3.03%, 06/01/27	354,533	381,711
Series 387770, 3.63%, 07/01/28	455,000	503,300
Fannie Mae-Aces, Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	171,283	172,109
Freddie Mac Pool, Series 5034, Class RD, 2.00%, 09/01/30	2,053,833	2,132,736
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	8	8
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,123,519	1,162,313
Series 2583, Class AB, 2.14%, 08/15/23	264,556	267,844
Total mortgage and asset-backed securities (cost $92,916,504)		93,515,493

FOREIGN GOVERNMENT BONDS - 0.3%
Israel Government International Bond, 2.75%, 07/03/30	380,000	408,937
Mexico Government International Bond, 4.00%, 10/02/23	931,000	1,006,169
Total foreign government bonds (cost $1,371,098)		1,415,106

U.S. TREASURIES - 37.2%
U.S. Treasury Bonds,
1.13%, 05/15/40	13,845,000	12,370,183
1.63%, 11/15/50	350,000	327,195
2.25%, 05/15/41	1,250,000	1,342,774
U.S. Treasury Notes,
0.38%, 03/31/22	73,775,000	73,919,091
0.75%, 03/31/26	51,145,000	51,374,753
1.13%, 02/15/31	8,295,000	8,222,419
1.25%, 10/31/21	48,050,000	48,190,744
1.63%, 05/15/31	17,010,000	17,634,586
Total U.S. Treasuries (cost $211,224,035)		213,381,745
Total investment portfolio (cost $516,931,967) - 91.9%		526,309,423
Other assets in excess of liabilities - 8.1%		46,602,126
Total net assets - 100.0%		$572,911,549

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral.  To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly.  Rate shown is the rate in effect as of the date of this report.

REMIC - Real estate mortgage investment conduit

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2021

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 36	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/26	$ 12,930,000	$ 328,687	$ 260,231	$ 68,456
Total swap contracts							$ 12,930,000	$ 328,687	$ 260,231	$ 68,456

There is $7,688 variation margin due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.